CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended			71 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (10,548)	$ (1,579)	$ (3,929)	$ (18,554)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	8	7	6	30
Stock based compensation	1,540	26	1,553	3,759
Gain from sale of property and equipment	1	0	0	1
Decrease (increase) in receivables and prepaid expenses	(32)	12	(49)	(115)
Decrease (increase) in other long-term assets	(54)	2	0	(57)
Increase (decrease) in trade payables	24	(101)	95	47
Increase (decrease) in accrued expenses and other liabilities	1,505	(12)	(37)	1,588
Interest on convertible notes	203	62	0	324
Net cash used in operating activities	(7,353)	(1,583)	(2,361)	(12,977)
Cash flows from investing activities
Purchase of property and equipment	(39)	0	(24)	(79)
Proceeds from (investment in) short-term bank deposit	(28,008)	517	(517)	(28,008)
Proceeds from (investment in) restricted bank deposit	0	507	(500)	0
Net cash provided by (used in) investing activities	(28,047)	1,024	(1,041)	(28,087)
Cash flows from financing activities
Proceeds from issuance of convertible notes	115	600	0	935
Issuance of share capital upon public offering	57,254	0	0	57,254
Exercise of options	29	0	0	29
Proceeds from loan	0	0	450	1,200
Issuance of shares, net	0	1	2,170	3,741
Net cash provided by financing activities	57,398	601	2,620	63,159
Increase (decrease) in cash and cash equivalents	21,998	42	(782)	22,095
Cash and cash equivalents at the beginning of the period	97	55	837	0
Cash and cash equivalents at the end of the period	22,095	97	55	22,095
Supplemental disclosure of non-cash investing and financing activities:
Issuance of ordinary shares upon conversion of convertible notes	980	0	0	980
Issuance of ordinary shares upon conversion of loans	$ 0	$ 0	$ 1,200	$ 1,200